Index 500 Stock Portfolio Expense Example - Index 500 Stock Portfolio - Index 500 Stock Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	116
Expense Example, with Redemption, 10 Years	$ 266